SUPPLEMENT DATED AUGUST 18, 2017 TO THE STATUTORY PROSPECTUS
OF VANECK VECTORS ETF TRUST
Dated May 1, 2017

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding the VanEck Vectors Global Alternative Energy ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Ardour Global Indexes LLC, the publisher of the Ardour Global Index, was dissolved and reorganized into S-Network Global Indexes, Inc. Accordingly, the Prospectus is supplemented as follows:

1.	The “Index Providers” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Gold Miners Index and Steel Index are published by NYSE. The Agribusiness Index, Coal Index, Junior Gold Miners Index, Oil & Gas Index, Oil Refiners Index, Oil Services Index, Rare Earth/Strategic Metals Index, Solar Energy Index and Nuclear Energy Index are published by MV Index Solutions GmbH (“MVIS”), which is a wholly owned subsidiary of the Adviser. The Natural Resources Index and the Ardour Global Index are published by S-Network Global Indexes, Inc. (“S-Network”).

NYSE, MVIS and S-Network are referred to herein as the “Index Providers.” The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

2.	The first sentence of the third paragraph of the “Ardour Global Index (Extra Liquid)” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Ardour Global Index and AGI Composite Index are each calculated and maintained by Thomson Reuters PLC on behalf of S-Network.

3.	The tenth through fourteenth paragraphs of the “License Agreements and Disclaimers” section of the Prospectus are hereby deleted in their entirety and replaced with the following:

The Adviser has entered into a licensing agreement with S-Network to use the Ardour Global Index. VanEck Vectors Global Alternative Energy ETF is entitled to use its Index pursuant to a sub-licensing arrangement with the Adviser.

THE SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S-NETWORK. S-NETWORK MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF PARTICULARLY OR THE ABILITY OF ARDOUR GLOBAL INDEX TO TRACK THE PERFORMANCE OF THE PHYSICAL COMMODITIES MARKET.

S-NETWORK’S ONLY RELATIONSHIP TO THE ADVISER IS THE LICENSING OF CERTAIN SERVICE MARKS AND TRADE NAMES OF S-NETWORK AND OF THE ARDOUR GLOBAL INDEX THAT IS DETERMINED, COMPOSED AND CALCULATED BY S-NETWORK WITHOUT REGARD TO THE ADVISER OR THE SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF. S-NETWORK HAS NO OBLIGATION TO TAKE THE NEEDS OF THE ADVISER OR THE OWNERS OF SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ARDOUR GLOBAL INDEX. S-NETWORK IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF TO BE USED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF ARE TO BE CONVERTED INTO CASH. S-NETWORK HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF.

S-NETWORK DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ARDOUR GLOBAL INDEX OR ANY DATA INCLUDED THEREIN AND S-NETWORK SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S-NETWORK MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ARDOUR GLOBAL INDEX OR ANY DATA INCLUDED THEREIN. S-NETWORK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ARDOUR GLOBAL INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S-NETWORK HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“S-NETWORK GLOBAL INDEXES, LLCSM”, “ARDOUR GLOBAL INDEXSM, (COMPOSITE),” “ARDOUR COMPOSITESM”, “ARDOUR GLOBAL INDEXSM” (EXTRA LIQUID)”, “ARDOUR XLSM”, “ARDOUR GLOBAL ALTERNATIVE ENERGY INDEXESSM”, “ARDOUR FAMILYSM” ARE SERVICE MARKS OF S-NETWORK AND HAVE BEEN LICENSED FOR USE BY THE ADVISER. THE SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S-NETWORK AND S-NETWORK MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF.

Please retain this supplement for future reference.

SUPPLEMENT DATED AUGUST 18, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF VANECK VECTORS ETF TRUST
Dated May 1, 2017

This Supplement updates certain information contained in the above-dated SAI for VanEck Vectors® ETF Trust (the “Trust”) regarding the VanEck Vectors Global Alternative Energy ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Ardour Global Indexes LLC, the publisher of the Ardour Global Index, was dissolved and reorganized into S-Network Global Indexes, Inc. Accordingly, the seventh through twelfth paragraphs of the “License Agreements and Disclaimers” section of the SAI are hereby deleted in their entirety and replaced with the following:

The information contained herein regarding the Ardour Global IndexSM (Extra Liquid) (the “Ardour Global Index”) was provided by S-Network Global Indexes, Inc. (“S-Network”).

THE SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S-NETWORK. S-NETWORK MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF PARTICULARLY OR THE ABILITY OF ARDOUR GLOBAL INDEX TO TRACK THE PERFORMANCE OF THE PHYSICAL COMMODITIES MARKET.

S-NETWORK DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ARDOUR GLOBAL INDEX OR ANY DATA INCLUDED THEREIN AND S-NETWORK SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S-NETWORK MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ARDOUR GLOBAL INDEX OR ANY DATA INCLUDED THEREIN. S-NETWORK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ARDOUR GLOBAL INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S-NETWORK HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“S-NETWORK GLOBAL INDEXES, LLCSM”, “ARDOUR GLOBAL INDEXSM (COMPOSITE),” “ARDOUR COMPOSITESM”, “ARDOUR GLOBAL INDEXSM” (EXTRA LIQUID)”, “ARDOUR XLSM”, “ARDOUR GLOBAL ALTERNATIVE ENERGY INDEXESSM” AND “ARDOUR FAMILYSM” ARE SERVICE MARKS OF S-NETWORK AND HAVE BEEN LICENSED FOR USE BY THE ADVISER. THE SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S-NETWORK AND S-NETWORK MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE SHARES OF VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF.

Please retain this supplement for future reference.